Capital Management - Additional Information (Detail)		3 Months Ended
	Feb. 01, 2023	Jan. 31, 2023
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage		2.50%
Domestic stablity buffer percentage of total risk weighted assets	3.00%
Maximum [member]
Statement [Line Items]
Domestic stability buffer, percentage	4.00%	2.50%
Minimum [member]
Statement [Line Items]
Domestic stability buffer, percentage	0.00%	0.00%